EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYMENT BENEFITS AND PROFIT APPROPRIATION
Expenses for employee benefits	$ 3,865,896	$ 3,721,218	$ 3,130,133